UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 E. Wisconsin Ave.
         Milwaukee, WI  53202

13F File Number:  28-229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Doll
Title:    Senior Vice President (Public Markets)
Phone:    414-665-3336
Signature, Place, and Date of Signing:

/S/ Mark Doll     Milwaukee, Wisconsin     August 8, 2002


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F
FILE NO.  NAME
--------  -------------------------------------------
28-1096   Frank Russell Trust Company
28-1190   Frank Russell Company
28-2762   Frank Russell Investment Management Company
28-5099   Frank Russell Investments (Japan) Limited
28-5101   Frank Russell Investments (Cayman) Limited
28-5103   Frank Russell Canada Limited
28-5105   Frank Russell Investments (Ireland) Limited
28-6374   Robert W. Baird & Co. Incorporated
28-5701   Russell Investment Management Limited
28-7842   Frank Russell Company Limited
28-5583   Northwestern Investment Management Company, LLC
28-10206  Mason Street Advisors, LLC

                    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total (000's): $5,730


List of Other Included Managers: None

Form 13F Information Table

                                                          VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS --CUSIP--  (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS --SOLE-- -SHARED- --NONE--
------------------------------ -------------- ---------  --------  ------- --- ---- ------- -------- -------- -------- --------
ACUITY BRANDS INC	       COM            00508Y102	        9      500 SH       DEFINED               500
AGERE SYSTEMS INC CL A	       COM            00845V100         1        3 SH       DEFINED                 3
AGERE SYSTEMS INC CL B W/I     COM            00845V209         1       79 SH       DEFINED                79
AIR PRODS & CHEMS INC          COM            009158106       111     2200 SH       DEFINED              2200
ALCOA INC                      COM            013817101        11      345 SH       DEFINED               345
AMERICAN INTL GROUP INC        COM            026874107        12      175 SH       DEFINED               175
AMGEN INC                      COM            031162100         9      210 SH       DEFINED               210
ANADARKO PETE CORP             COM            032511107         6      125 SH       DEFINED               125
APACHE CORP                    COM            037411105         8      140 SH       DEFINED               140
APPLIED MATERIALS INC          COM            038222105        11      560 SH       DEFINED               560
AUTOMATIC DATA PROCESSING      COM            053015103        85     1950 SH       DEFINED              1950
AVON PRODS INC                 COM            054303102        10      200 SH       DEFINED               200
BP AMOCO SPON ADR              COM            055622104        13      255 SH       DEFINED               255
BAKER HUGHES INC               COM            057224107         8      230 SH       DEFINED               230
BAXTER INTL INC                COM            071813109        13      300 SH       DEFINED               300
BELLSOUTH CORP                 COM            079860102        76     2400 SH       DEFINED              2400
BRISTOL MYERS SQUIBB CO        COM            110122108        46     1800 SH       DEFINED              1800
CAMPBELL SOUP CO               COM            134429109       169     6125 SH       DEFINED              6125
CARDINAL HEALTH INC            COM            14149Y108        10      155 SH       DEFINED               155
CATERPILLAR INC                COM            149123101        11      230 SH       DEFINED               230
CISCO SYS INC                  COM            17275R102         8      580 SH       DEFINED               580
CITIGROUP INC                  COM            172967101        11      280 SH       DEFINED               280
COCA COLA CO                   COM            191216100       112     2000 SH       DEFINED              2000
CONOCO INC                     COM            208251504        27      955 SH       DEFINED               955
DELL COMPUTER CORP             COM            247025109        11      435 SH       DEFINED               435
DU PONT E I DE NEMOURS & CO    COM            263534109       150     3375 SH       DEFINED              3375
DUKE ENERGY CORP               COM            264399106        11      355 SH       DEFINED               355
E M C CORP MASS                COM            268648102         5      700 SH       DEFINED               700
EATON VANCE CORP               COM            278265103        11      340 SH       DEFINED               340
EXXON MOBIL CORP               COM            30231G102       402     9836 SH       DEFINED              9836
FIFTH THIRD BANCORP            COM            316773100        14      205 SH       DEFINED               205
FIRST DATA CORP                COM            319963104        11      290 SH       DEFINED               290
FISERV INC                     COM            337738108        10      280 SH       DEFINED               280
FOREST LABS INC                COM            345838106        12      175 SH       DEFINED               175
GENERAL DYNAMICS CORP          COM            369550108        19      180 SH       DEFINED               180
GENERAL ELEC CO                COM            369604103       509    17530 SH       DEFINED             17530
HARLEY DAVIDSON INC            COM            412822108        13      260 SH       DEFINED               260
HEWLETT PACKARD CO             COM            428236103         7      455 SH       DEFINED               455
HOME DEPOT INC                 COM            437076102        11      310 SH       DEFINED               310
IMAGISTICS INTL INC            COM            45247t104        11      512 SH       DEFINED               512
INTEL CORP                     COM            458140100         8      445 SH       DEFINED               445
JOHNSON & JOHNSON              COM            478160104       460     8800 SH       DEFINED              8800
KELLOGG CO                     COM            487836108       140     3900 SH       DEFINED              3900
KOHLS CORP                     COM            500255104        14      205 SH       DEFINED               205
LUCENT TECHNOLOGIES INC        COM            549463107         1      300 SH       DEFINED               300
MBIA INC                       COM            55262c100        11      200 SH       DEFINED               200
MARSH & MCLENNAN COS INC       COM            571748102         7      145 SH       DEFINED               145
MAY DEPT STORES CO             COM            577778103        23      700 SH       DEFINED               700
MCDATA CORPORATION CL A        COM            580031201         1       14 SH       DEFINED                14
MEDTRONIC INC                  COM            585055106         8      195 SH       DEFINED               195
MERCK & CO INC                 COM            589331107         6      125 SH       DEFINED               125
MICROSOFT CORP                 COM            594918104        75     1365 SH       DEFINED              1365
MOTOROLA INC                   COM            620076109         7      500 SH       DEFINED               500
NATIONAL SERVICE INDS INC      COM            637657206         1      125 SH       DEFINED               125
NORFOLK SOUTHN CORP            COM            655844108        70     3000 SH       DEFINED              3000
OMNICOM GROUP                  COM            681919106         8      170 SH       DEFINED               170
PNC FINANCIAL SERVICES GROUP   COM            693475105      1071    20489 SH       DEFINED             20489
PFIZER INC                     COM            717081103        15      440 SH       DEFINED               440
PITNEY BOWES INC               COM            724479100       211     5300 SH       DEFINED              5300
PRAXAIR INC                    COM            74005P104        15      265 SH       DEFINED               265
PRINCIPAL FINANCIAL GROUP INC  COM            74251V102        15      480 SH       DEFINED               480
PROCTER & GAMBLE CO            COM            742718109       513     5740 SH       DEFINED              5740
SARA LEE CORP                  COM            803111103        39     1900 SH       DEFINED              1900
SIGMA ALDRICH CORP             COM            826552101        10      200 SH       DEFINED               200
SMUCKER J M CO                 COM            832696405         4      122 SH       DEFINED               122
SONOCO PRODS CO                COM            835495102         7      231 SH       DEFINED               231
STAPLES INC                    COM            855030102        14      720 SH       DEFINED               720
STATE STR CORP                 COM            857477103        12      265 SH       DEFINED               265
STRYKER CORP                   COM            863667101         6      115 SH       DEFINED               115
SYSCO CORP                     COM            871829107        11      395 SH       DEFINED               395
TARGET CORP                    COM            87612E106        12      315 SH       DEFINED               315
TEXAS INSTRUMENTS INC          COM            882508104        12      495 SH       DEFINED               495
3M CO                          COM            88579Y101       397     3225 SH       DEFINED              3225
UNITED PARCEL SERVICES CL B    COM            911312106        16      260 SH       DEFINED               260
UNITED TECHNOLOGIES CORP       COM            913017109        12      175 SH       DEFINED               175
WAL MART STORES INC            COM            931142103        14      250 SH       DEFINED               250
WALGREEN CO                    COM            931422109        70     1820 SH       DEFINED              1820
WILMINGTON TR CORP             COM            971807102        82     2700 SH       DEFINED              2700
WYETH                          COM            983024100       338     6600 SH       DEFINED              6600
ZIMMER HOLDINGS INC W/I        COM            98956P102         3       80 SH       DEFINED                80
ALCON INC                      COM            H01301102         6      165 SH       DEFINED               165